LEASES	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Leases
LEASES

NOTE 6.

Operating Leases

Facilities Lessee- As of March 31, 2021, the Company leased a total of nine SNFs under non-cancelable leases, most of which have rent escalation clauses and provisions for payments of real estate taxes, insurance, and maintenance costs. Eight of the SNF’s that are leased by the Company are subleased to and operated by third-party tenants. Effective January 1, 2021, the Company commenced operating the Tara Facility, a previously subleased skilled nursing facility. The Company also leases certain office space located in Suwanee, Georgia.

The weighted average remaining lease term for these nine facilities is approximately 4.3 years. As of March 31, 2022, the Company was in compliance with all operating lease financial covenants.

Future Minimum Lease Payments

Future minimum lease payments for the year ended December 31, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)	Future rental payments	Accretion of lease liability (1)	Operating lease obligation
2022 (2)	$4,672	$(152)	$4,520
2023	6,343	(618)	5,725
2024	7,358	(1,227)	6,131
2025	7,575	(1,744)	5,831
2026	7,274	(2,102)	5,172
Thereafter	5,502	(1,900)	3,602
Total	$38,724	$(7,743)	$30,981

(1)	Weighted average discount rate 7.98%.
(2)	Estimated minimum lease payments for the year ending December 31, 2022 include only payments to be paid after March 31, 2022.

Sublease Termination

Wellington. Two of the Company’s eight Georgia facilities, leased under a prime lease, were subleased to affiliates of Wellington under the Wellington Subleases. The Wellington Subleases, which were due to expire August 31, 2027, related to the Tara Facility and the Powder Springs Facility.

On December 1, 2020, the Company entered into the Wellington Lease Termination with the Wellington Tenants, Wellington, as guarantor, and Mansell Court Associates LLC (“Pledgor”). Tenants, Wellington and Pledgor, together with each of their respective affiliates, shareholders, partners, members, managers, officers, directors and employees thereof, are the “Wellington Parties”.

The Wellington Transition occurred at 12:01 a.m. on January 1, 2021, pursuant to the terms and provisions of the Operations Transfer Agreement (OTA) which the Company and the Wellington Tenants entered into in connection with the Wellington Lease Termination, which included customary termination events.

The OTAs were subject to customary closing conditions and representations and warranties. The Wellington Transition was subject to DCH approval of the Applications, which were filed by Regional on December 2, 2020. On the Wellington Transition Date, the Wellington Tenants: (i) paid all cash on hand at the Wellington Facilities to Regional; (ii) transferred and assigned to the Company all accounts receivable previously due to the Wellington Tenants as of the Wellington Transition Date; and (iii) entered into commercially reasonable Deposit Account Control Agreements with Regional with respect to all of the Wellington Tenants’ bank accounts that receive accounts receivable remittances. Additionally, on the Wellington Transition Date, the Company became liable for certain expenses including approximately $1.7 million of bed taxes in arrears. The Security Agreements survive the Wellington Transition and will remain in full force and effect in order to assist Regional in collecting the accounts receivable.

During the twelve months ended December 31, 2021, the Company recorded $0.2 million in debt recovery due to collections exceeding our December 31, 2020 estimated allowance. During the three months ended March 31, 2021, the Company collected $3.3 million pursuant to the Wellington Lease Termination (including a $0.2 million insurance refund) and paid $1.0 million to partially satisfy the Wellington Lease Termination obligation of approximately $1.7 million of bed taxes in arrears and approximately $0.1 million in collection expenses. The Company provides no assurance that we will be able to collect any of the additional $1.3 million in rent arrears in excess of the net $1.6 million already collected.

For further information on the Wellington Lease Termination and the new lease and management agreement the Company entered into on January 1, 2021, for the Tara Facility and Powder Springs Facility, see Note 2 – Liquidity.

Aspire. On November 30, 2018, the Company leased or subleased to affiliates of Aspire Regional Partners, Inc. (“Aspire”) management, five facilities located in Ohio (collectively, “Aspire Sublessees”). Pursuant to separate sublease agreements (the “Aspire Subleases”), whereby the Aspire Sublessees took possession of, and commenced operating, the facilities (the “Aspire Facilities”) as tenant or subtenant. The Aspire Subleases became effective on December 1, 2018 and are structured as triple net leases. The Company agreed to indemnify Aspire against any and all liabilities imposed on them as arising from the former operator, capped at $8.0 million. The Company has assessed the fair value of the indemnity agreements as not material to the consolidated financial statements at March 31, 2022.

Facilities Lessor

As of March 31, 2022, the Company was the lessor of 11 of its 12 owned facilities, and the sublessor of eight facilities. One of the Company’s owned facilities are self-operated. These leases are triple net basis leases, meaning that the lessee (i.e., the third-party tenant of the property) is obligated for all costs of operating the property, including insurance, taxes and facility maintenance, as well as the lease or sublease payments to the Company. The weighted average remaining lease term for our 11 owned and leased out facilities is approximately 4.9 years.

Future Minimum Lease Receivables

Future minimum lease receivables for the year ended of December 31, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)
2022 (a)	$6,060
2023	9,878
2024	9,732
2025	9,645
2026	9,040
Thereafter	17,110
Total	$61,465

(a)	Estimated minimum lease receivables for the year ending December 31, 2022 include only payments scheduled to be received after March 31, 2022.

For further details regarding the Company’s leased and subleased facilities to third-party operators, including a full summary of the Company’s leases to third-parties and which comprise the future minimum lease receivables of the Company, see Note 6 - Leases and Note 9 – Acquisitions and Dispositions in Part II, Item 8, Financial Statements and Supplementary Data, included in the Annual Report.

Recent Events

The Company, through Meadowood Operations, LLC (Meadowood Operations), a subsidiary of the Company, owns an assisted living facility (“ALF”) and a specialty care, or memory care, ALF (“SCALF”). The Company leases the ALF and the SCALF, together, the (“Meadowood Facility”) to C.R. Management (CRM). On December 14, 2021, CRM and the Alabama Department of Public Health (the “ADPH”) entered into two Consent Agreements (one for the ALF and one for the SCALF) which provided that CRM would no longer be permitted to operate or manage the Facility and that the operation and management of the Facility would need to be relinquished to an entity or individual approved and licensed by the Department to operate the Facility.

On April 15, 2022, Meadowood Operations, became the Department approved and licensed operator of the Facility. Meadowood Operations, LLC also entered into a Management Agreement (the “Management Agreement”) with Cavalier Senior Living Operations, LLC (“Cavalier”), which engages Cavalier to provide for the overall management and day-to-day operation of the Facility. Under the Management Agreement, Meadowood Operations will pay Cavalier: (i) a management fee of $12,000 while the probationary license is active; and (ii) a start-up fee of $12,000. Upon termination of the probationary period by regulatory authorities, the parties will negotiate a monthly management fee for ongoing management and oversight of the Facility. The term of the Management Agreement commences on April 15, 2022, and continues for a term of two years thereafter and shall continue in full force and effect for succeeding annual terms until such time as either party provides written notice of termination to the other party at least 90 days prior to the termination date. The Management Agreement is subject to earlier termination as provided therein. If the Management Agreement is terminated due to a sale of the Facility, then Meadowood Operations, LLC will pay an incentive fee to Cavalier equal to 1% of the purchase price, including any debt assumption. The Management Agreement also includes customary representations, covenants, termination provisions and indemnification obligations.

Effective January 1, 2021, the Company terminated the subleases for two SNFs located in Georgia with affiliates of Wellington, and as a portfolio stabilization measure, the Company commenced operating the Tara facility, a previously subleased 134-bed SNF located in Thunderbolt, Georgia and entered into a new sublease agreement with an affiliate of Empire for the Powder Springs Facility, a 208-bed SNF located in Powder Springs, Georgia.

NOTE 6.

Operating Leases

Facilities Lessee - As of June 30, 2022, the Company leased a total of nine SNFs under non-cancelable leases, most of which have rent escalation clauses and provisions for payments of real estate taxes, insurance, and maintenance costs. Four of the SNF’s that are leased by the Company are subleased to and operated by third-party tenants. Effective January 1, 2021, the Company commenced operating the Tara Facility and in May 2022, the Company commenced operating both the LaGrange and Lumber City facilities. All three were previously subleased skilled nursing facility. The Company also leases certain office space located in Suwanee, Georgia.

The weighted average remaining lease term for these nine facilities is approximately 5.1 years. As of June 30, 2022, the Company was in compliance with all operating lease financial covenants.

Future Minimum Lease Payments

Future minimum lease payments for the year ended December 31, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)	Future rental payments	Accretion of lease liability (1)	Operating lease obligation
2022 (2)	$3,162	$(162)	$2,999
2023	6,371	(647)	5,725
2024	7,358	(1,227)	6,130
2025	7,575	(1,744)	5,831
2026	7,274	(2,102)	5,173
Thereafter	5,502	(1,900)	3,602
Total	$37,242	$(7,782)	$29,460

(1)	Weighted average discount rate 7.98%.
(2)	Estimated minimum lease payments for the year ending December 31, 2022 include only payments to be paid after June 30, 2022.

Sublease Termination

Beacon. One of the Company’s eight Georgia facilities, leased under a prime lease, was subleased to affiliates of Beacon Health Management (“Beacon”) under the Beacon sublease. The Beacon sublease, which were due to expire August 31, 2027, related to the Lumber City facility, was terminated by the Company as of May 1, 2022.

C.R. Management. One of Company’s eight Georgia facilities, leased under a prime lease, was subleased to affiliates of C.R. Management (“C-Ross”) under the C-Ross sublease. The C-Ross sublease, which were due to expire August 31, 2027, related to the LaGrange facility was terminated by the Company as of May 1, 2022.

Facilities Lessor

As of June 30, 2022, the Company was the lessor of 11 of its 12 owned facilities, and the sublessor of eight facilities. One of the Company’s owned facilities are self-operated. These leases are triple net basis leases, meaning that the lessee (i.e., the third-party tenant of the property) is obligated for all costs of operating the property, including insurance, taxes and facility maintenance, as well as the lease or sublease payments to the Company. The weighted average remaining lease term for our 11 owned and leased out facilities is approximately 5.4 years.

Future Minimum Lease Receivables

Future minimum lease receivables for the year ended of December 31, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)
2022 (a)	$4,056
2023	9,878
2024	9,732
2025	9,645
2026	9,040
Thereafter	17,110
Total	$59,461

(a)	Estimated minimum lease receivables for the year ending December 31, 2022 include only payments scheduled to be received after June 30, 2022.

For further details regarding the Company’s leased and subleased facilities to third-party operators, including a full summary of the Company’s leases to third-parties and which comprise the future minimum lease receivables of the Company, see Note 6 - Leases and Note 9 – Acquisitions and Dispositions in Part II, Item 8, Financial Statements and Supplementary Data, included in the Annual Report.

Recent Events

In May 2022, Lumber City Operations, LLC a subsidiary of the Company (“Lumber City Operations”), entered into an Operations Transfer and Surrender Agreement with LC SNF, LLC (“LC SNF”). Effective May 1, 2022, Lumber City Operations became the DCH approved and licensed operator of the Lumber City Facility. In April 2022, Lumber City Operations also entered into a Management Agreement with Peach Health Group LLC (“Peach Health”), pursuant to which Peach Health provides for the overall management and day-to-day operation of the Lumber City Facility. The term of the Lumber City Management Agreement commenced on May 1, 2022 and continues for a term of 6 months thereafter; the term may be extended upon a mutual agreement by both parties. Under the Lumber City Management Agreement, Lumber City Operations will pay Peach Health: (i) for months 1 through 6 of the term, a management fee of $22,000 per month; and (ii) for months 7 and after of the term, a management fee equal to 5% of net revenue. The Lumber City Management Agreement is subject to earlier termination as provided therein. The Lumber City Management Agreement also includes customary representations, covenants, termination provisions and indemnification obligations.

Also in May 2022, LaGrange Operations, LLC, a subsidiary of the Company (“LaGrange Operations”) the Company entered into an Operations Transfer and Surrender Agreement with C.R. of LaGrange, LLC. Effective May 1, 2022, LaGrange Operations became the Department approved and licensed operator of the LaGrange Facility. LaGrange Operations also entered into a Management Agreement with Peach Health, dated as of April 29, 2022, pursuant to engaged Peach Health provides for the overall management and day-to-day operation of the LaGrange Facility. The term of the LaGrange Management Agreement commenced on May 1, 2022 and continues for a term of 6 months thereafter; the term may be extended upon a mutual agreement by both parties. Under the LaGrange Management Agreement, LaGrange Operations will pay Peach Health: (i) for months 1 through 6 of the term, a management fee of $25,000 per month; and (ii) for months 7 and after of the term, a management fee equal to 5% of net revenue. The LaGrange Management Agreement is subject to earlier termination as provided therein. The LaGrange Management Agreement also includes customary representations, covenants, termination provisions and indemnification obligations.

The Company, through Meadowood Operations, LLC (Meadowood Operations), a subsidiary of the Company, owns an assisted living facility (“ALF”) and a specialty care, or memory care, ALF (“SCALF”). The Company leases the ALF and the SCALF, together, the (“Meadowood Facility”) to C.R. Management (CRM). On December 14, 2021, CRM and the Alabama Department of Public Health (the “ADPH”) entered into two Consent Agreements (one for the ALF and one for the SCALF) which provided that CRM would no longer be permitted to operate or manage the Facility and that the operation and management of the Facility would need to be relinquished to an entity or individual approved and licensed by the Department to operate the Facility.

On April 15, 2022, Meadowood Operations, became the Department approved and licensed operator of the Facility. Meadowood Operations, LLC also entered into a Management Agreement (the “Management Agreement”) with Cavalier Senior Living Operations, LLC (“Cavalier”), which engages Cavalier to provide for the overall management and day-to-day operation of the Facility. Under the Management Agreement, Meadowood Operations will pay Cavalier: (i) a management fee of $12,000 while the probationary license is active; and (ii) a start-up fee of $12,000. Upon termination of the probationary period by regulatory authorities, the parties will negotiate a monthly management fee for ongoing management and oversight of the Facility. The term of the Management Agreement commences on April 15, 2022, and continues for a term of two years thereafter and shall continue in full force and effect for succeeding annual terms until such time as either party provides written notice of termination to the other party at least 90 days prior to the termination date. The Management Agreement is subject to earlier termination as provided therein. If the Management Agreement is terminated due to a sale of the Facility, then Meadowood Operations, LLC will pay an incentive fee to Cavalier equal to 1% of the purchase price, including any debt assumption. The Management Agreement also includes customary representations, covenants, termination provisions and indemnification obligations.

Effective January 1, 2021, the Company terminated the subleases for two SNFs located in Georgia with affiliates of Wellington, and as a portfolio stabilization measure, the Company commenced operating the Tara facility, a previously subleased 134-bed SNF located in Thunderbolt, Georgia and entered into a new sublease agreement with an affiliate of Empire for the Powder Springs Facility, a 208-bed SNF located in Powder Springs, Georgia.

NOTE 6. LEASES

Facilities Lessee

As of September 30, 2022, the Company leased a total of nine SNFs under non-cancelable operating leases, most of which have rent escalation clauses and provisions for payments of real estate taxes, insurance, and maintenance costs. Five of the SNF’s that are leased by the Company are subleased to and operated by third-party tenants. Effective January 1, 2021, the Company commenced operating the Tara Facility. In May 2022, the Company commenced operating both the LaGrange and Lumber City facilities and in July and August 2022, the Company commenced operating the Thomasville and Glenvue facilities, respectively. All five were previously subleased/lease skilled nursing facilities. The Company also leases certain office space located in Suwanee, Georgia.

The weighted average remaining lease term for these nine facilities is approximately 5.1 years. As of September 30, 2022, the Company was in compliance with all operating lease financial covenants.

Future Minimum Lease Payments

Future minimum lease payments for the twelve months ending September 30, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)	Future rental payments	Accretion of lease liability (1)	Operating lease obligation
2023	$5,465	$(169)	$5,296
2024	5,529	(354)	5,175
2025	5,640	(583)	5,057
2026	5,753	(810)	4,943
2027	4,987	(883)	4,104
Thereafter	1,082	(399)	683
Total	$28,456	$(3,198)	$25,258

(1)	Weighted average discount rate 3.85%.

Effective August 2022, the Company amended the master lease (“ Foster Lease”) involving the eight facilities in Georgia. The parties agreed to amend the monthly rent by changing the individual amounts allocated to the facilities, resulting in a 19% aggregate reduction.

Sublease Termination

Beacon. One of the Company’s eight Georgia facilities, leased under a prime lease, was subleased to affiliates of Beacon Health Management (“Beacon”) under the Beacon sublease. The Beacon sublease related to the Lumber City facility, which was due to expire August 31, 2027, was terminated by the Company as of May 1, 2022.

C.R. Management. Two of the Company’s eight Georgia facilities, leased under a prime lease, was subleased to affiliates of C.R. Management (“C-Ross”) under the C-Ross sublease. The C-Ross sublease related to the LaGrange and Thomasville facilities, which was due to expire August 31, 2027, was terminated by the Company as of May 1, 2022 and July 1, 2022, respectively.

Facilities Lessor

As of September 30, 2022, the Company was the lessor of 10 of its 12 owned facilities, and the sublessor of four facilities. These leases are triple net basis leases, meaning that the lessee (i.e., the third-party tenant of the property) is obligated for all costs of operating the property, including insurance, taxes and facility maintenance, as well as the lease or sublease payments to the Company. The weighted average remaining lease term for our 10 owned and leased out facilities is approximately 5.4 years.

Future Minimum Lease Receivables

Future minimum lease receivables for the twelve months ending September 30, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)
2023	$8,402
2024	8,673
2025	8,753
2026	7,863
2027	7,541
Thereafter	7,583
Total	$48,815

*	Lease Receivables does not include the new lease with Oak Hallow Healthcare

For further details regarding the Company’s leased and subleased facilities to third-party operators, including a full summary of the Company’s leases to third-parties and which comprise the future minimum lease receivables of the Company, see Note 6 - Leases and Note 9 – Acquisitions and Dispositions in Part II, Item 8, Financial Statements and Supplementary Data, included in the Annual Report.

Lease Termination

C.R. Management. Three of the Company’s twelve owned facilities were leased to affiliates of C.R. Management (“C-Ross”). The C-Ross lease related to the Glenvue facility, which was due to expire August 31, 2027, was terminated by the Company as of August 1, 2022.

NOTE 6. LEASES

Operating Leases

As of December 31, 2021, the Company leased a total of nine SNFs from owners unaffiliated with the Company under non-cancelable leases, most of which have rent escalation clauses and provisions for payments of real estate taxes, insurance, and maintenance costs; except for the Tara Facility, each of the SNF’s that are leased by the Company are subleased to and operated by third-party tenants. Effective January 1, 2021, the Company began operating the Tara Facility which was previously subleased. The Company also leases certain office space located in Suwanee, Georgia.

As of December 31, 2021, the Company is in compliance with all operating lease financial covenants.

Facilities Leased to the Company

The weighted average remaining lease term for the nine facilities where we are the lessee is approximately 5.8 years.

Foster Prime Lease. Eight of the Company’s SNFs (collectively, the “Georgia Foster Facilities”) are leased under a single master indivisible arrangement (as amended), by and between the Company and William M. Foster, with a lease termination date of August 31, 2027 (the “Foster Prime Lease”). Under the Foster Prime Lease, a default related to an individual facility may cause a default of the entire Foster Prime Lease. The Company is responsible for the cost of maintaining the Georgia Foster Facilities. On August 14, 2015, the lessor consented to the Company’s sublease of the Georgia Foster Facilities to a third-party tenant. Commencing on July 1, 2016, annual rent payable for the Foster Prime Lease increases at 2.0% annually for the remainder of the lease term. The Foster Prime Lease represents approximately 90% of our annual minimum lease payments during the year ended December 31, 2021.

Covington Prime Lease. One of the Company’s facilities is leased under an agreement dated August 26, 2002, as subsequently amended (the “Covington Prime Lease”), by and between the Company and Covington Realty, LLC (“Covington”). On August 1, 2015, the Covington Prime Lease was amended, whereby the parties agreed to: (i) provide consent to the sublease of the facility to a third-party operator; (ii) extend the term of the lease to expire on April 30, 2025; and (iii) set the annual base rent, effective May 1, 2015, and continuing throughout the lease term, equal to 102% of the immediately preceding lease year’s base rent. The Covington Prime Lease represents approximately 9% of our annual minimum lease payments during the year ended December 31, 2021. On January 11, 2019, the Company and Covington entered into a forbearance agreement (the “Covington Forbearance Agreement”), whereby the Company and Covington agreed that: (i) the term of the lease be extended from April 30, 2025 until April 30, 2029 (the “Term”); (ii) the base rent be reduced by approximately $0.8 million until April 30, 2025, the remainder of the prior lease term; and (iii) the Company shall receive relief from approximately $0.5 million of outstanding lease amounts (the “Rent Due”) as of December 31, 2018. Without waiving any default by the Company or Covington’s rights and remedies, and subject to specified terms and conditions for so long as the Company or the Company’s subtenant are not in default under the lease and the proposed sublease, as the case may be, Covington (including its subsidiaries, affiliates, successors and assigns) will forbear from pursuing its rights against the Company for so long as neither the Company nor its subtenant is not in default under the existing lease, as amended on January 11, 2019, or the new sublease, on the final day of the third, fourth and fifth years following the execution of the new sublease. Covington will release and forever quit claim specified portions of the Rent Due as follows: one-third at the end of year three of the new sublease, one-third at the end of year four of the new sublease, and one-third at the end of year five of the new sublease. During December 2021, the Company recognized approximately $0.1 million as a reduction of “Facility rent expense” on our consolidated statements of operations from the first one-third of the specified portion of the Rent Due. The forbearance period under the Covington Forbearance Agreement shall terminate as of the expiration of the Term. At Covington’s option in its sole and absolute business discretion, the Covington Forbearance Agreement and the forbearance period thereunder can be terminated upon the occurrence of certain specified events such as, the Company files a petition for bankruptcy or takes advantage of any other debtor relief law, or an involuntary petition for bankruptcy is filed against the Company, or any other judicial action is taken with respect to the Company by any creditor of the Company or the Company breaches or defaults in performance of any covenant or agreement contained in the Covington Forbearance Agreement. Upon termination of the forbearance period under the Covington Forbearance Agreement, for any reason, Covington may take all steps it deems necessary or desirable to enforce its lease rights as permitted by law or equity.

Future Minimum Lease Payments

Future minimum lease payments for the year ended December 31, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)	Future rental payments	Accretion of lease liability (1)	Operating lease obligation
2022	$6,752	$(342)	$6,410
2023	6,851	(814)	6,037
2024	6,958	(1,273)	5,685
2025	7,095	(1,741)	5,354
2026	7,234	(2,192)	5,042
Thereafter	5,502	(1,971)	3,531
Total	$40,392	$(8,333)	$32,059

(1)	Weighted average discount rate 7.98%

Facilities Leased or Subleased by the Company

As of December 31, 2021, the Company leased or subleased 20 facilities (12 owned by the Company and eight leased to the Company), to third-party tenants on a triple net basis, meaning that the lessee (i.e., the third-party tenant of the property) is obligated under the lease or sublease, as applicable, for all costs of operating the property, including insurance, taxes and facility maintenance, as well as the lease or sublease payments to the Company, as applicable. The weighted average remaining lease term for our facilities is 5.2 years.

Empire. Following the Wellington Lease Termination, effective January 1, 2021, Regional leased the Powder Springs Facility to PS Operator LLC (“PS Operator”), an affiliate of Empire, pursuant to a sublease (the “PS Sublease”).

The PS Sublease will expire on August 1, 2027, subject to two five-year optional extensions. For the first six months, the base rent under the PS Sublease equated to the adjusted earnings before interest, tax, depreciation, amortization, and rent (“EBITDAR”) as defined in the PS Sublease, of PS Operator, to the extent derived from the Powder Springs Facility. For months seven through twenty-four, the base rent will equal 80% of the Adjusted EBITDAR (as defined in the PS Sublease); however, beginning with month thirteen, the base rent may not exceed $150,000 per month. Beginning with month twenty-five, the base rent will be $140,000 per month.

For the first three months, if Adjusted EBITDAR had been less than $0, PS Operator would not have paid any base rent and the Company would have reimbursed PS Operator an amount equal to the amount by which each period’s Adjusted EBITDAR was less than $0. Beginning with the fourth month and thereafter, the PS Sublease became a “triple net” lease with PS Operator responsible for payment of all expenses in addition to rent.

During the twelve months ended December 31, 2021, the Company recognized $1.4 million of variable rent, and approximately $1.2 million in straight-line rent for the Powder Springs Facility.

Wellington. Two of the Company’s eight Georgia facilities, leased under a prime lease, were subleased to affiliates of Wellington under the Wellington Subleases. The Wellington Subleases, which were due to expire August 31, 2027, related to the Tara Facility and the Powder Springs Facility.

On December 1, 2020, the Company entered into the Wellington Lease Termination with the Wellington Tenants, Wellington, as guarantor, and Mansell Court Associates LLC (“Pledgor”). Tenants, Wellington and Pledgor, together with each of their respective affiliates, shareholders, partners, members, managers, officers, directors and employees thereof, are the “Wellington Parties”. The Company entered into the Wellington Lease Termination, to terminate the Wellington Subleases, due to non-payment of approximately $2.7 million in rent.

The Wellington Transition occurred at 12:01 a.m. on January 1, 2021, pursuant to the terms and provisions of the OTAs which the Company and the Wellington Tenants entered into in connection with the Wellington Lease Termination, which included customary termination events.

The OTAs were subject to customary closing conditions and representations and warranties. The Wellington Transition was subject to DCH approval of the Applications, which were filed by Regional on December 2, 2020. On the Wellington Transition Date, the Wellington Tenants: (i) paid all cash on hand at the Wellington Facilities to Regional; (ii) transferred and assigned to the Company all accounts receivable previously due to the Wellington Tenants as of the Wellington Transition Date; and (iii) entered into commercially reasonable Deposit Account Control Agreements with Regional with respect to all of the Wellington Tenants’ bank accounts that receive accounts receivable remittances. Additionally, on the Wellington Transition Date, the Company became liable for certain expenses including approximately $1.7 million of bed taxes in arrears. The Security Agreements survive the Wellington Transition and will remain in full force and effect in order to assist Regional in collecting the accounts receivable.

At December 31, 2020, Regional recorded an estimated allowance of $1.4 million against a rent receivable of $2.7 million from the Wellington Tenants. During the twelve months ended December 2021, the Company recorded $0.2 million in debt recovery due to collections exceeding our December 31, 2020, estimated allowance. During the twelve months ended December 31, 2021, the Company collected $3.4 million pursuant to the Wellington Lease Termination (excluding a $0.2 million insurance refund) and paid $1.0 million to partially satisfy the Wellington Lease Termination obligation of approximately $1.7 million of bed taxes in arrears and approximately $0.1 million in net collection and other expenses. The Company provides no assurance that we will be able to collect any of the additional $1.1 million in rent arrears in excess of the net $1.6 million already collected. Scheduled rent payments under the Wellington Subleases constituted approximately 23% of the Company’s anticipated annual revenue in 2020.

For further information on the Wellington Lease Termination and the new lease and management agreement the Company entered into on January 1, 2021, for the Tara Facility and Powder Springs Facility, see Note 2 – Liquidity.

Beacon. On August 1, 2015, the Company entered into a lease inducement fee agreement with certain affiliates (collectively, the “Beacon Affiliates”) of Beacon Health Management, LLC (“Beacon”), pursuant to which the Company paid a fee of $0.6 million as a lease inducement for certain Beacon Affiliates to enter into sublease agreements and to commence such subleases and transfer operations thereunder (the “Beacon Lease Inducement”). As of December 31, 2017, the balance of the Beacon Lease Inducement was approximately $0.5 million. On April 24, 2018, the Ohio Beacon Affiliates informed the Company in writing that they would no longer be operating five (four owned and one leased by the Company) of the Company’s facilities located in Ohio (the “Ohio Beacon Facilities”), whose leases were set to expire in 2025, and that they would surrender operation of such facilities to the Company on June 30, 2018. On November 30, 2018, the Ohio Beacon Affiliates, who were ten months in arrears on rental payments, surrendered possession of the Ohio Beacon Facilities and the lease was terminated by mutual consent. Pursuant to such termination, on November 30, 2018, the Company and the Ohio Beacon Affiliates entered into a termination agreement (the “Ohio Beacon Termination Agreement”), whereby the Ohio Beacon Affiliates agreed to pay a $0.675 million termination fee, payable in 18 monthly installments of $37,500 commencing January 3, 2019 in full satisfaction of the $0.5 million Beacon Lease Inducement and approximately $2.5 million in rent in arrears and approximately $0.6 million of other receivables, such as property taxes and capital expenditures, which discharges each tenant from any and all claims upon completion of the payment plan. During the twelve months ended December 31, 2019, the Company released approximately $0.3 million of the provision of doubtful accounts, as the Company had assessed the collectability of the remaining termination fee was more probable than not and as of December 31, 2020, all such installment payments were received in full satisfaction of the Ohio Beacon Termination Agreement payment plan.

Aspire. On November 30, 2018, the Company subleased five facilities located in Ohio to affiliates (collectively, “Aspire Sublessees”) of Aspire Regional Partners, Inc. (“Aspire”) management, formerly affiliated with MSTC Development Inc., pursuant to separate sublease agreements (the “Aspire Subleases”), whereby the Aspire Sublessees took possession of, and commenced operating, the facilities (the “Aspire Facilities”) as subtenant. The Aspire Subleases became effective on December 1, 2018 and are structured as triple net leases. The Company agreed to indemnify Aspire against any and all liabilities imposed on them as arising from the former operator, capped at $8.0 million. The Company has assessed the fair value of the indemnity agreements as not material to the consolidated financial statements at December 31, 2021.

The Aspire Facilities are comprised of: (i) a 94-bed SNF located in Covington, Ohio (the “Covington Facility”); (ii) an 80-bed assisted living facility located in Springfield, Ohio (the “Eaglewood ALF Facility”); (iii) a 99-bed SNF located in Springfield, Ohio (the “Eaglewood Care Center Facility”); (iv) a 50-bed SNF located in Greenfield, Ohio (the “H&C of Greenfield Facility”); and (v) a 50-bed SNF located in Sidney, Ohio (the “Pavilion Care Facility”). Under the Aspire Subleases, a default related to an individual facility may cause a default under all the Aspire Subleases. All Subleases are for an initial term of 10 years, with renewal options, except with respect to term for the H&C of Greenfield Facility, which has an initial five year term, and set annual rent increases generally commencing in the third lease year; from month seven of the Aspire Subleases monthly rent amounts may increase based on each facility’s prior month occupancy, with minimum annual rent escalations of at least 1% generally commencing in the third lease year. Minimum rent receivable for the Covington Facility, the Eaglewood ALF Facility, the Eaglewood Care Center Facility, the H&C of Greenfield Facility and the Pavilion Care Facility for the year ending December 31, 2019, the first lease year, was $0.4 million, $0.5 million, $0.4 million, $0.2 million and $0.2 million per annum, respectively. For the year ending December 31, 2020, minimum rent receivable increased for the Covington and the Eaglewood ALF Facility to $0.5 million and $0.6 million per annum, respectively. The set annual rent increases, mentioned above, commenced on December 1, 2021.

Symmetry. Affiliates of Symmetry Healthcare Management, LLC (“Symmetry” or “Symmetry Healthcare”) (collectively the “Symmetry Tenants”) leased the following facilities from the Company, pursuant to separate lease agreements which expire in 2030 (the “Symmetry Leases”): (i) the Company’s 106-bed, SNF located in Sylvia, North Carolina (the “Mountain Trace Facility”); (ii) the Company’s 96-bed, SNF located in Sumter, South Carolina (the “Sumter Facility”); and (iii) the Company’s 84-bed, SNF located in Georgetown, South Carolina (the “Georgetown Facility”). On June 27, 2018, the Company notified Blue Ridge of Sumter, LLC, the tenant with respect to the Sumter Facility (the “Sumter Tenant”), and Blue Ridge on the Mountain, LLC, the tenant with respect to the Mountain Trace Facility (the “Mountain Trace Tenant”), that continued breach of the payment terms of the applicable Symmetry Lease would constitute an event of default. The Symmetry Tenants had alleged that the Company was in material breach of each of the Symmetry Leases with regard to deferred maintenance and were withholding rental payments on the basis of such allegations.

On January 28, 2019, the Company reached an agreement, with the Symmetry Tenants with respect to the Symmetry Leases, pursuant to which the Symmetry Tenants agreed to a payment plan for the rent arrears (the “Symmetry Payment Plan”) and the Company agreed to a reduction in annualized rent of approximately $0.6 million, and waived approximately $0.2 million in rent arrears, upon which the Symmetry Tenants recommenced monthly rent payments of $0.1 million starting with the September 1, 2018 amounts due under the Symmetry Leases. During the year ended December 31, 2019, the Company recorded approximately $0.4 million allowance against the outstanding balance of payment plan receivables. On February 28, 2019, the Company and the Mountain Trace Tenant mutually terminated the lease with respect to the Mountain Trace Facility and operations at the facility were transferred to Vero Health X, LLC and affiliate of Vero Health Management, LLC (both “Vero Health”). During the twelve months ended December 31, 2020, the Company released the full approximate $0.4 million allowance against the outstanding balance of payment plan receivables, as the Symmetry Tenants paid the final monthly installment of the Symmetry Payment Plan during February 2021.

Vero Health. On February 28, 2019, the Company entered into a lease agreement (the “Vero Health Lease”) with Vero Health, providing that Vero Health would take possession of and operate the Mountain Trace Facility located in North Carolina. The Vero Health Lease became effective, upon the termination of the prior Mountain Trace Tenant mutual lease termination on March 1, 2019. The Vero Health Lease is for an initial term of 10 years, with renewal options, is structured as a triple net lease and rent for the Mountain Trace Facility is approximately $0.5 million per year, with an annual 2.5 % rent escalation clause. On January 1, 2021, the Company entered into the Vero Management Agreement with Vero Health under which Vero Health provided management consulting services for the Tara Facility, which the Company now operates. On September 21, 2021, the Company notified Vero Health, of Regional’s intention to terminate the Vero Management Agreement, effective October 1, 2021. Regional will continue to operate the Tara Facility and has entered into the Peach Management Agreement with Peach Health dated as of September 22, 2021, and effective October 1, 2021, to provide management consulting services for the Tara Facility.

Peach Health. On June 18, 2016, the Company entered into a master sublease agreement, as amended on March 30, 2018, (the “Peach Health Sublease”) with affiliates of Peach Health (collectively, “Peach Health Sublessee”), providing that Peach Health Sublessee would take possession of and operate three facilities located in Georgia (the “Peach Facilities”) as subtenant. The Peach Facilities are comprised of: (i) an 85-bed SNF located in Tybee Island, Georgia (the “Oceanside Facility”); (ii) a 50-bed SNF located in Tybee Island, Georgia (the “Savannah Beach Facility”); and (iii) a 131-bed SNF located in Jeffersonville, Georgia (the “Jeffersonville Facility”).

Effective October 1, 2021, per the Peach Management Agreement, under which Peach Health provides management consulting services for the Tara Facility, which the Company now operates, Regional will pay Peach Health for the first six months: (i) a monthly management fee equal to 4% of the Adjusted Net Revenues (as defined in the Peach Management Agreement) of the Tara Facility with a monthly minimum of $35,000; (ii) an incentive fee of 1% of the Adjusted Net Revenues in the event that monthly EBITDAR (as defined in the Peach Management Agreement) is above $105,000; and (iii) an incentive fee of 13% of EBITDAR in the event that monthly EBITDAR is above $125,000. For months seven through the end of the Peach Management Agreement, Regional will pay Peach Health: (a) a monthly management fee equal to 3% of the Adjusted Net Revenues of the Tara Facility with a monthly minimum of $30,000; (b) an incentive fee of 1% of the Adjusted Net Revenues in the event that monthly EBITDAR is above $105,000; and (c) an incentive fee of 15% of EBITDAR in the event that monthly EBITDAR is above $125,000. All incentive fees will be paid on a quarterly basis. The term of the Peach Management Agreement commences on October 1, 2021, and continues for 12 months thereafter, subject to earlier termination as provided in the Peach Management Agreement. The Peach Management Agreement also includes customary covenants, termination provisions and indemnification obligations. For further information on the Tara Facility performance see Note 9 – Segment Results.

In connection with the Peach Health Sublease, the Company extended a line of credit to Peach Health Sublessee for up to $1.0 million for operations at the Peach Facilities (the “Peach Line”), with an initial interest rate of 13.5% per annum, which increased by 1% per annum. The Peach Line had a maturity date one year from the date of the first disbursement and is secured by a first priority security interest in Peach Health Sublessee’s assets and accounts receivable (the “Peach Collateral”). On April 6, 2017, the Company modified certain terms of the Peach Line in connection with Peach Health Sublessee securing a $2.5 million revolving working capital loan from a third-party lender (the “Peach Working Capital Facility”), subsequently capped at $1.75 million, which matured on April 5, 2020. The Peach Working Capital Facility was secured by Peach Health Sublessee’s eligible accounts receivable, and all collections on the eligible accounts receivable were remitted to a lockbox controlled by the third-party lender and was guaranteed by the Company. Payment of principal and interest under the Peach Line was previously governed by certain financial covenants limiting distributions under the Peach Working Capital Facility.

The modifications of the Peach Line included: (i) reducing the loan balance to $0.8 million and restricting further borrowings; (ii) extending the maturity date to October 1, 2020, and adding a six-month extension option by Peach Health Sublessee, subject to certain conditions; (iii) increasing the interest rate from 13.5% per annum by 1% per annum; and (iv) establishing a four-year amortization schedule. During May 2020, Peach Health Sublessee, having fully repaid their Peach Working Capital Facility according to its terms, recommenced monthly required payments toward the Peach Line outstanding balance.

On August 27, 2020, the Company and the Peach Health Sublessee modified the Peach Line, pursuant to that certain Amended Promissory Note and the accompanying Agreement Regarding Lease and Note, each by and between the Company and the Peach Health Sublessee to: (i) reduce the then $1.3 million outstanding balance under the Peach Line to approximately $0.5 million, in connection with which the Peach Health Sublessee paid to the Company $0.45 million in cash and the Company accepted $0.35 million non-cash payment for the Peach Health Sublessee assuming from the Company the Peach Facilities’ bed tax liability; (ii) extend the maturity date of the Peach Line to August 1, 2025; (iii) decrease the interest rate from 16.5% to 8% per annum; and (iv) Peach Health Sublessee agrees not to pledge, hypothecate or grant a security interest in the Peach Collateral to any other party, other than their current arrangement with the SBA, without the Company’s prior written consent. The remaining balance under the Peach Line shall be paid by the Peach Health Sublessee to the Company in 60 equal monthly installments. As of December 31, 2021, in accordance with the Peach Line terms, 44 such installments remain.

During the year ended December 2019, the Company suspended revenue recognition on the Peach line interest income due pursuant to the subordination of the Peach Line to the Peach Health Sublessees Third-party Peach Working Capital Facility and upon the Peach Line modification on August 27, 2020, the Company recommenced interest income recognition.

As of December 31, 2021, and December 31, 2020, there was approximately $0.36 million and $0.44 million outstanding balance on the Peach Line, with approximately $0.1 million due in the next twelve months, respectively.

C.R. Management. The Company, through one of its subsidiaries Meadowood, owns the Meadowood Facility, which the Company leases to CRM. On December 14, 2021, CRM and the ADPH entered into two Consent Agreements (one for the ALF and one for the SCALF) pursuant to which CRM will no longer be permitted to operate or manage the Meadow Facility. On December 14, 2021, the State Board of Health for the State of Alabama issued final administrative Consent Orders with respect to the Consent Agreements. The Consent Agreements provide, among other things, that: (i) on or before March 1, 2022, a new entity or individual responsible for the operation and management of the Meadowood Facility shall be identified; (ii) on or before April 1, 2022, the operation and management of the Meadowood Facility shall be relinquished to an entity or individual approved and licensed by the ADPH to operate the Meadowood Facility, effective April 1, 2022 or on such earlier date as may be agreed upon with the ADPH; and (iii) by April 15, 2022, if a proposed entity or individual has not received a license to operate the Meadowood Facility, or if for other reasons the operation and management of the Meadowood Facility is not or cannot be relinquished to an entity or individual licensed by the ADPH to operate the Meadowood Facility, then the Meadowood Facility shall (a) on April 15, 2022, send a written notice of discharge to each resident or resident sponsor, and (b) provide for the safe and appropriate discharge of each resident, and close and cease all operation of the Meadowood Facility, on or before June 1, 2022.

The Company leases the Meadowood Facility to CRM pursuant to a long-term, triple net operating lease, executed May 1, 2017, which provides for: (i) a 13-year initial term with one five-year renewal option; (ii) base rent of $37,500 per month; (iii) a rental escalator of 2.0% per annum in the initial term and 2.5% per annum in the renewal term; and (v) a security deposit equal to one month of base rent. The Consent Orders constitute an event of default by CRM under the lease, and the Company intends to exercise all of its rights and remedies under the lease and applicable law, including the termination of the lease. The Meadowood Facility constituted approximately 3% of the Company’s anticipated annual revenue in 2021. The Company provides no assurance that we will find a suitable replacement tenant for the Meadowood Facility, or that if a suitable replacement tenant is found, the Company may not be able to lease under terms that are as favorable to us as those currently in place. If the Company takes over operations of the Meadowood Facility the Company would be exposed to absorbing any losses generated, which per the unaudited statement of operations for the year ended December 31, 2021, cash outflow could be in excess of $0.5 million per year.

Future Minimum Lease Receivables

Future minimum lease receivables for the year ended of December 31, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)
2022	$13,025
2023	14,973
2024	14,785
2025	13,178
2026	11,906
Thereafter	19,065
Total	$86,932

The following is a summary of the Company’s leases to third-parties and which comprise the future minimum lease receivables of the Company. The terms of each lease are structured as “triple-net” leases. Other than the lease for the Powder Springs Facility, each lease contains specific rent escalation amounts ranging from 1.0% to 3.0% annually. Further, each lease has one or more renewal options. For those facilities subleased by the Company, the renewal option in the sublease agreement is dependent on the Company’s renewal of its lease agreement.

		Initial Lease Term
	Operator	Commencement	Expiration	2022 Cash
Facility Name	Affiliation (1)	Date	Date	Annual Rent
				(Thousands)
Owned
Eaglewood ALF	Aspire	12/1/2018	11/30/2028	$630
Eaglewood Care Center	Aspire	12/1/2018	11/30/2028	805
H&C of Greenfield	Aspire	12/1/2018	11/30/2023	336
Southland Healthcare	Beacon Health Management	11/1/2014	10/31/2024	1,009
The Pavilion Care Center	Aspire	12/1/2018	11/30/2028	336
Autumn Breeze	C.R. Management	9/30/2015	9/30/2025	939
Coosa Valley Health Care	C.R. Management	12/1/2014	8/31/2030	1,046
Glenvue H&R	C.R. Management	7/1/2015	6/30/2025	1,382
Meadowood (2)	C.R. Management	5/1/2017	3/31/2022	—
Georgetown Health	Symmetry Healthcare	4/1/2015	3/31/2030	358
Mountain Trace Rehab	Vero Health Management	3/1/2019	2/28/2029	515
Sumter Valley Nursing	Symmetry Healthcare	4/1/2015	3/31/2030	662
Subtotal Owned Facilities (12)				$8,018
Leased
Covington Care	Aspire	12/1/2018	11/30/2028	$805
Lumber City	Beacon Health Management	11/1/2014	8/31/2027	983
LaGrange	C.R. Management	4/1/2015	8/31/2027	1,209
Thomasville N&R	C.R. Management	7/1/2014	8/31/2027	380
Jeffersonville	Peach Health	6/18/2016	8/31/2027	794
Oceanside	Peach Health	7/13/2016	8/31/2027	540
Savannah Beach	Peach Health	7/13/2016	8/31/2027	296
Powder Springs (3)	Empire	1/1/2021	8/1/2027	—
Tara (3)(4)	Regional Health Properties			—
Subtotal Leased Facilities (9)				$5,007
Total (21)				$13,025

(1)	Represents the number of facilities which are leased or subleased to separate tenants, which tenants are affiliates of the entity named in the table above.

(2)	On December 14, 2021, CRM and the ADPH entered into two Consent Agreements (one for the ALF and one for the SCALF) pursuant to which CRM will no longer be permitted to operate or manage the Meadowood Facility after April 1, 2022. The Company must either find a replacement tenant, operate the facility, or discharge all the residents on or before June 1, 2022.

(3)	Indicates facilities that were leased to affiliates of Wellington until 12:01 a.m. on January 1, 2021. The base rent will equal 80% of the operators Adjusted EBITDAR.

(4)	Effective January 1, 2021, Regional began operating the Tara Facility and entered into the Vero Management Agreement with Vero Health under which Vero Health provided management consulting services for the Tara Facility. On September 21, 2021, the Company notified Vero Health of Regional’s intention to terminate the Vero Management Agreement, effective October 1, 2021. Regional will continue to operate the Tara Facility and has entered into the Peach Management Agreement with Peach, dated as of September 22, 2021 and effective October 1, 2021, to provide management consulting services for the Tara Facility.

Our leases and subleases are leased by facility with tenants that are separate legal entities affiliated with the above operators. All facilities are SNFs except for Eaglewood ALF and Meadowood, which are assisted living facilities. All facilities, except for the Tara Facility under our operation since January 1, 2021, have renewal provisions of one term of five years except Mountain Trace Rehab, Sumter Valley Nursing, Covington Care, Pavilion Care Center, Eaglewood ALF, Eaglewood Care Center, Powder Springs and Georgetown Health, which have two renewal terms with each being five years and H&C of Greenfield, which has three renewal terms with each being five years. Other than the lease for the Powder Springs Facility, the leases also contain standard rent escalations that range from 1.0% to 3.0% annually.